As filed with the Securities and Exchange Commission on February 27, 2006
                                     Investment Company Act file number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                         INSTITUTIONAL DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                       Value
    Amount                                                                       Date            Yield        (Note 1)
    ------                                                                       ----            -----         ------
Asset Back Commercial Paper (32.26%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Charta LLC                                                      02/08/06         4.37%      $  14,931,204
    20,000,000  Charta LLC                                                      02/28/06         4.40          19,859,511
    20,000,000  Clipper Receivables Company, LLC                                01/03/06         4.24          19,995,289
    20,000,000  Galaxy Funding Incorporated                                     01/04/06         4.11          19,993,200
    20,000,000  Govco Incorporated                                              01/13/06         4.31          19,971,400
    30,000,000  Greyhawk Funding LLC                                            01/18/06         4.25          29,940,594
     5,000,000  Greyhawk Funding LLC                                            02/01/06         4.35           4,981,400
    15,200,000  Kitty Hawk Funding Corporation                                  01/25/06         4.35          15,156,123
    30,000,000  Lockhart Funding LLC                                            01/24/06         4.33          29,917,583
    25,000,000  Market Street Funding LLC                                       01/18/06         4.32          24,949,177
    30,000,000  Windmill Funding Corporation                                    01/19/06         4.32          29,935,500
--------------                                                                                             --------------
   230,200,000  Total Asset Back Commercial Paper                                                             229,630,981
--------------                                                                                             --------------
Commercial Paper (2.10%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Bear Sterns Incorporated                                        01/18/06         4.33%     $   14,969,471
--------------                                                                                             --------------
    15,000,000  Total Commercial Paper                                                                         14,969,471
--------------                                                                                             --------------
Domestic Certificate of Deposit (5.97%)
------------------------------------------------------------------------------------------------------------------------------------
$   17,500,000  HSBC Bank PLC                                                   02/10/06         4.28%     $   17,499,768
    25,000,000  Wells Fargo Bank, N.A.                                          03/06/06         4.40          25,000,000
--------------                                                                                             --------------
    42,500,000  Total Domestic Certificate of Deposit                                                          42,499,768
--------------                                                                                             --------------
Eurodollar Certificates of Deposit (2.11%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            02/17/06         4.30%     $   15,000,194
 -------------                                                                                             --------------
    15,000,000  Total Eurodollar Certificates of Deposit                                                       15,000,194
--------------                                                                                             --------------
Floating Rate Securities (7.02%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bank of America Federal Funds Floater (a)                       12/15/06         4.31%     $   20,000,000
     5,000,000  Caterpillar Financial Services Corporation (b)                  07/10/06         4.23           5,000,000
    15,000,000  Harris, N.A. (c)                                                02/02/06         4.31          15,000,165
    10,000,000  Merrill Lynch Extendible Monthly Securities (d)                 11/15/06         4.35          10,000,000
--------------                                                                                             --------------
    50,000,000  Total Floating Rate Securities                                                                 50,000,165
--------------                                                                                             --------------
Foreign Commercial Paper (14.23%)
------------------------------------------------------------------------------------------------------------------------------------
$   12,805,000  Alliance & Leicester PLC                                        04/03/06         4.48%     $   12,660,033
    15,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            01/13/06         4.25          14,978,900
    30,000,000  Danske Corporation                                              01/31/06         4.27          29,894,000
    25,000,000  Yorkshire Building Society                                      01/18/06         4.21          24,950,771
--------------                                                                                             --------------
   101,805,000  Total Foreign Commercial Paper                                                                101,298,998
--------------                                                                                             --------------
Letter of Credit Commercial Paper (2.80%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Dean Health System Inc.
                LOC M & I Marshall & Ilsley Bank                                01/19/06         4.32%     $    9,978,500
    10,000,000  Louis Dreyfus Corporation
                LOC Barclays Bank                                               01/18/06         4.25           9,980,025
--------------                                                                                             --------------
    20,000,000  Total Letter of Credit Commercial Paper                                                        19,958,525
--------------                                                                                             --------------
Loan Participation (2.81%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  AXA Equitable Life Insurance Company with J.P. Morgan Chase (e) 03/21/06         4.39%     $   15,000,000
     5,000,000  Mt. Vernon Phenol (General Electric Co.) with J.P. Morgan Chase (e) 05/19/06     4.39           5,000,000
--------------                                                                                             --------------
    20,000,000  Total Loan Participation                                                                       20,000,000
--------------                                                                                             --------------
Repurchase Agreement (5.76%)
------------------------------------------------------------------------------------------------------------------------------------
$   41,000,000  UBS AG, purchased on 12/30/05, repurchase
                proceeds at maturity $41,019,133 (Collateralized by $129,927,382,
                GNMA, 5.000% to 7.500%, due 06/15/18 to 09/15/33,
                value $41,820,534)                                              01/03/06         4.20%     $   41,000,000
--------------                                                                                             --------------
    41,000,000  Total Repurchase Agreement                                                                     41,000,000
--------------                                                                                             --------------
Time Deposit (2.81%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  UBS AG                                                          01/03/06         4.06%     $   20,000,000
--------------                                                                                             --------------
    20,000,000  Total Time Deposit                                                                             20,000,000
--------------                                                                                             --------------
Variable Rate Demand Instruments (f) (11.02%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,260,000  Atlas Metal Investment Corporation - Series 2000
                LOC Fifth Third Bank                                            10/01/20         4.38%     $    2,260,000
       540,000  Automated Packaging Systems
                LOC National City Bank                                          10/01/08         4.49             540,000
       925,000  Big Brothers Big Sisters
                LOC Fifth Third Bank                                            12/01/20         4.38             925,000
     2,820,000  Briarwood Investments, LLC - Series 2003
                LOC Federal Home Loan Bank of Cincinnati                        04/01/23         4.40           2,820,000
     5,400,000  CFM International Inc. - Series 1999A
                Guaranteed by General Electric Company                          01/01/10         4.38           5,400,000
     1,200,000  CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10         4.38           1,200,000
       250,000  Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
                (Goodwill Industries Project) - Series 1997B
                LOC Bank One                                                    02/01/07         4.52             250,000
     2,250,000  D.E.D.E. Realty - Series 1998
                LOC Fifth Third Bank                                            12/01/11         4.38           2,250,000
     1,940,000  Delta Capital LLC - Series 1996B
                LOC Bank One                                                    10/01/26         4.48           1,940,000
       980,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27         4.48             980,000
     2,370,000  Erie County, NY IDA RB (Niagara-Maryland LLC Project) - Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23         4.47           2,370,000
     2,750,000  Fiore Capital LLC - Series 2005A
                LOC M & I Marshall & Ilsley Bank                                08/01/45         4.38           2,750,000
     1,105,000  First Metropolitan Title Company Demand Notes - Series 1999
                LOC LaSalle Bank, N.A.                                          05/01/24         4.48           1,105,000
     1,580,000  Frank J. Catanzaro Sons and Daughters
                LOC U.S. Bank, N.A.                                             01/01/15         4.38           1,580,000
     2,780,000  Governor's Village LLC - Series 2000
                LOC Fifth Third Bank                                            03/01/20         4.38           2,780,000
     5,784,000  Herman & Kittle Capital, LLC - Series 2005 (g)
                LOC Fifth Third Bank                                            06/01/55         4.29           5,784,000
     2,075,000  HFA of Lee County, FL Multifamily Housing RB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association             05/15/35         4.38           2,075,000
     1,365,000  Joe Holland Chevrolet
                LOC Fifth Third Bank                                            07/01/24         4.38           1,365,000
       210,000  JRB Corporation - Series 1996
                LOC Old Kent Bank & Trust Co.                                   07/01/26         4.48             210,000
     3,250,000  Kenwood County Club, Incorporated - Series 2005
                LOC US Bank, N.A.                                               12/01/15         4.38           3,250,000
     1,000,000  Kissel Holdings LLC - Series 2000
                LOC U.S. Bank, N.A.                                             12/01/20         4.38           1,000,000
     4,800,000  Lake Mary Bay Limited Partnership - Series 2005
                LOC Amsouth Bank                                                03/01/25         4.47           4,800,000
     2,900,000  Landmark Church of Christ - Series 2005
                LOC Columbus Bank & Trust Company                               04/01/20         4.41           2,900,000
     1,900,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33         4.42           1,900,000
       405,000  LRV Enterprises, LLC - Series 1996
                LOC National City Bank                                          09/01/21         4.56             405,000
     1,200,000  Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09         4.38           1,200,000
       730,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project) - Series 1995
                LOC Amsouth Bank                                                06/01/10         4.41             730,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank                            07/01/20         4.41           3,500,000
     3,650,000  Mississippi Business Finance Corporation IDRB
                (ABT Co., Inc. Project) - Series 1997B
                LOC Wachovia Bank, N.A.                                         04/01/22         4.50           3,650,000
     2,400,000  Mt. Carmel West Medical Office Building - Series 1999
                LOC National City Bank                                          08/01/19         4.46           2,400,000
     5,000,000  St. Johns County IDA TVR First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank                                           08/01/34         4.38           5,000,000
     1,520,000  Trendway Corporation
                LOC Standard Federal Bank                                       12/01/26         4.48           1,520,000
     4,072,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (g)
                LOC Wells Fargo Bank, N.A.                                      01/01/30         4.57           4,072,000
     1,915,000  Wholesome Group, LLC - Series 2000
                LOC Fifth Third Bank                                            10/01/20         4.38           1,915,000
     1,650,000  Wisconsin Housing Preservation Corporation - Series 2005
                LOC M & I Marshall & Ilsley Bank                                05/01/35         4.38           1,650,000
--------------                                                                                             --------------
    78,476,000  Total Variable Rate Demand Instruments                                                         78,476,000
--------------                                                                                             --------------
Yankee Certificate of Deposit (10.54%)
------------------------------------------------------------------------------------------------------------------------------------
    30,000,000  Calyon                                                          03/20/06         4.43%         30,000,000
    25,000,000  Dexia Credit Local                                              02/01/06         4.33          25,000,107
    20,000,000  Natexis Banques Populaires                                      02/01/06         4.31          20,000,000
--------------                                                                                              -------------
    75,000,000  Total Yankee Certificate of Deposit                                                            75,000,107
--------------                                                                                              -------------
                Total Investments (99.43%) (cost $707,834,209+)                                               707,834,209
                Cash and other assets in excess of liabilities (0.57%)                                          4,082,318
                                                                                                            -------------
                Net Assets (100.00%)                                                                        $ 711,916,527
                                                                                                            =============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 188,471,558 shares outstanding                                              $        1.00
                                                                                                            =============
                Class B shares,  410,194,798 shares outstanding                                             $        1.00
                                                                                                            =============
                Pinnacle shares, 113,250,388 shares outstanding                                             $        1.00
                                                                                                            =============

FOOTNOTES:

 Note 1
 Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a)  The interest  rate is adjusted  daily based upon Federal  Funds Target plus
     0.06%

(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.

(c)  The interest  rate changes daily based upon Federal  Funds  Effective  plus
     0.05%.

(d)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.02%.

(e) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.

(f) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

(g) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.

KEY:
      GNMA     =   Government National Mortgage Association     IDRB     =   Industrial Development Revenue Bond
      HFA      =   Housing Finance Authority                    LOC      =   Letter of Credit
      HFC      =   Housing Finance Commission                   RB       =   Revenue Bond
      IDA      =   Industrial Development Authority

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

    Face                                                                        Maturity                       Value
    Amount                                                                       Date            Yield        (Note 1)
    ------                                                                       ----            -----         ------
Repurchase Agreements (45.97%)
------------------------------------------------------------------------------------------------------------------------------------
$   83,000,000  Bank of America, N.A., purchased on 12/30/05, repurchase proceeds at maturity $83,031,356 (Collateralized by $86,449,000, USTN,
                 2.625% to 3.375%, due 11/15/06 to 12/15/08, value $84,660,190) 01/03/06         3.40%      $  83,000,000
   115,000,000  Bear, Stearns & Co., purchased on 12/30/05, repurchase proceeds at maturity $115,051,111 (Collateralized by $255,470,500, GNMA, 0.000%
                to 13.000%, due 05/15/06 to 12/20/35, value $117,303,931)       01/03/06         4.00         115,000,000
    83,000,000  Goldman Sachs & Co., purchased on 12/30/05, repurchase proceeds at maturity $83,030,433 (Collateralized by $86,459,000,
                USTN, 3.000%, due 11/15/07, value $84,660,591)                  01/03/06         3.30          83,000,000
    90,000,000  UBS AG, purchased on 12/30/05, repurchase proceeds at maturity $90,035,000 (Collateralized by $85,095,000, TRIN,
                1.875%, due 07/15/13 to 07/15/15, value $91,804,683)            01/03/06         3.50          90,000,000
--------------                                                                                              -------------
   371,000,000  Total Repurchase Agreements                                                                   371,000,000
--------------                                                                                              -------------

U.S. Government Obligations (54.49%)
------------------------------------------------------------------------------------------------------------------------------------
$  320,000,000  U.S. Treasury Bill                                              01/05/06         2.61%      $ 319,909,333
    20,000,000  U.S. Treasury Note, 1.625%                                      02/28/06         3.03          19,956,318
    40,000,000  U.S. Treasury Note, 1.625%                                      02/28/06         3.77          39,865,179
    60,000,000  U.S. Treasury Note, 4.625%                                      05/15/06         4.15          60,096,193
--------------                                                                                              -------------
   440,000,000  Total U.S. Government Obligations                                                             439,827,023
--------------                                                                                              -------------
                Total Investments (100.46%) (cost $810,827,023)                                               810,827,023
                Liabilities in excess of cash and other assets (-0.46%)                                        (3,721,071)
                                                                                                            -------------
                Net Assets (100.00%)                                                                        $ 807,105,952
                                                                                                            =============
                Net Asset Value, offering and redemption price per share:
                Class A shares,   234,268,581 shares outstanding                                            $        1.00
                                                                                                            =============
                Class B shares,   543,154,927 shares outstanding                                            $        1.00
                                                                                                            =============
                Pinnacles shares,  29,682,444 shares outstanding                                            $        1.00
                                                                                                            =============

FOOTNOTES:

  Note 1
  Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

KEY:
      GNMA     =   Government National Mortgage Association      USTN     =   U.S.Treasury Notes
      TRIN     =   U.S.Treasury Interest Only

ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Institutional Daily Income Fund

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  February 27, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  February 27, 2006

* Print the name and title of each signing officer under his or her signature.